Schedule of Warrant Outstanding (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, beginning balance	350,000	350,000	78,750
Weighted average exercise price per share, beginning balance	$ 1.29	$ 1.29	$ 0.50
Warrants outstanding, granted			350,000
Weighted average exercise price per share, granted			$ 1.29
Warrants outstanding, exercised
Weighted average exercise price per share, exercised
Warrants outstanding, forfeited
Weighted average exercise price per share, forfeited
Warrants outstanding, expired			(78,750)
Weighted average exercise price per share, expired			$ 0.50
Warrants outstanding, ending balance	350,000	350,000	350,000
Weighted average exercise price per share, ending balance	$ 1.29	$ 1.29	$ 1.29